Inventories, Net (Details) - Schedule of inventories, net - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of inventories, net [Abstract]
Raw materials	$ 148,145	$ 135,049
Finished goods	221,180	340,798
Subtotal	369,325	475,847
Less: Inventory allowance	(31,527)	(12,116)
Inventories, net	$ 337,798	$ 463,731